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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-22500

                     O'Connor Fund of Funds: Multi-Strategy
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            677 Washington Boulevard
                           Stamford,Conneticut  06901
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              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago,Illinois 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (203) 719-1850

                        Date of fiscal year end:March 31

                   Date of reporting period:  March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                     O'CONNOR FUND OF FUNDS: MULTI-STRATEGY
                                 FINANCIAL STATEMENTS
             WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



            PERIOD FROM MARCH 29, 2011 (COMMENCEMENT OF OPERATIONS)
                                  TO MARCH 31, 2011

                     O'CONNOR FUND OF FUNDS: MULTI-STRATEGY
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            PERIOD FROM MARCH 29, 2011 (COMMENCEMENT OF OPERATIONS)
                               TO MARCH 31, 2011

                                    CONTENTS

Report of Independent Registered Public Accounting Firm    1

Statement of Assets and Liabilities                        2

Statement of Operations                                    3

Statement of Changes in Net Assets                         4

Statement of Cash Flows                                    5

Financial Highlights                                       6

Notes to Financial Statements                              7

                 [ERNST & YOUNG LLP LOGO]          Ernst & Young LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530
                                                   Tel: (212) 773-3000

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of O'Connor Fund of Funds: Multi Strategy

We have audited the accompanying statement of assets and liabilities of O'Connor Fund of Funds: Multi Strategy (the "Fund") as of March 31, 2011, and the related statements of operations, changes in net assets, cash flows and financial highlights for the period from March 29, 2011 (commencement of operations) to March 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O'Connor Fund of Funds: Multi Strategy as of March 31, 2011, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the period from March 29, 2011 (commencement of operations) to March 31, 2011, in conformity with U.S. generally accepted accounting principles.
                                                         -s- Ernst & Young LLP

May 6, 2011

                 A member firm of Ernst & Young Global Limited

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                             STATEMENT OF ASSETS AND LIABILITIES

                                                                  MARCH 31, 2011

ASSETS

Cash and cash equivalents                                           $14,196,445
Advanced subscriptions in Investment Funds                           40,900,000
Deferred offering costs                                                 392,424
Expense reimbursement receivable from Adviser                            31,619
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         55,520,488
--------------------------------------------------------------------------------

LIABILITIES

Offering costs payable                                                  395,667
Professional fees payable                                                35,000
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       430,667
--------------------------------------------------------------------------------
NET ASSETS                                                          $55,089,821
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Represented by:
Paid in capital                                                     $55,096,595
Undistributed net investment loss                                        (6,774)
--------------------------------------------------------------------------------
NET ASSETS                                                          $55,089,821
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE (BASED ON 55,096.595 SHARES OUTSTANDING)  $    999.88
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                         STATEMENT OF OPERATIONS

       PERIOD FROM MARCH 29, 2011 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2011

EXPENSES

Professional fees                                                      $ 35,000
Offering costs                                                            3,243
Custody fee                                                                 150
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                           38,393
--------------------------------------------------------------------------------

Expense reimbursement by Adviser (Note 3)                               (31,619)

NET EXPENSES                                                              6,774
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (6,774)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS DERIVED FROM OPERATIONS                     $ (6,774)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                              STATEMENT OF CHANGES IN NET ASSETS

       PERIOD FROM MARCH 29, 2011 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2011

DECREASE IN NET ASSETS DERIVED FROM OPERATIONS

  Net investment loss                                               $    (6,774)

NET DECREASE IN NET ASSETS DERIVED FROM OPERATIONS                       (6,774)
--------------------------------------------------------------------------------


INCREASE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS

Shareholders' subscriptions of 54,996.595 shares                     54,996,595

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           54,996,595
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                           54,989,821
--------------------------------------------------------------------------------

NET ASSETS AT MARCH 29, 2011                                            100,000
--------------------------------------------------------------------------------

NET ASSETS AT MARCH 31, 2011                                        $55,089,821
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                         STATEMENT OF CASH FLOWS

       PERIOD FROM MARCH 29, 2011 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations                                 $     (6,774)
Adjustments to reconcile net decrease in net assets derived from operations to net cash used in operating activities:
   Changes in assets and liabilities:
   (Increase) decrease in assets:
      Advanced subscriptions in Investment Funds                                    (40,900,000)
      Deferred offering costs                                                          (392,424)
      Expense reimbursement receivable from Adviser                                     (31,619)
   Increase (decrease) in liabilities:
      Offering costs payable                                                            395,667
      Professional fees payable                                                          35,000
------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                               (40,900,150)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued                                                          54,996,595
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                            54,996,595

Net increase in cash and cash equivalents                                            14,096,445
Cash and cash equivalents--beginning of period                                          100,000
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                           $ 14,196,445
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                            FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the period indicated. An individual shareholder's ratios and returns may vary from the below based on the timing of capital transactions.


                                                                                             PERIOD FROM MARCH 29, 2011
                                                                                            (COMMENCEMENT OF OPERATIONS)
                                                                                                 TO MARCH 31, 2011
PER SHARE OPERATING PERFORMANCE:
   Net asset value per share, March 29, 2011                                                                  $1,000.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                                                                           (0.12)
   Total from investment operations                                                                              (0.12)
                                                                                                             ---------
   Net asset value per share, March 31, 2011                                                                 $  999.88
                                                                                                             =========

RATIO/SUPPLEMENTAL DATA:
Ratio of net investment loss to average net assets (a, b)                                                        (1.50%)
Ratio of total expenses to average net assets before expense reimbursement by Adviser (a, b)                      8.50%
Ratio of total expenses to average net assets after expense reimbursement by Adviser (a, b)                       1.50%
Portfolio turnover rate                                                                                           0.00%
Total return c                                                                                                   (0.01%)

----------
a Ratios to average net assets are calculated based on the average net asset value per share for the period.

b    Annualized.

c Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return has not been annualized.

   The accompanying notes are an integral part of these financial statements.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                  MARCH 31, 2011

1.   ORGANIZATION

     O'Connor Fund of Funds: Multi-Strategy (the "Fund") was formed on February 7, 2011 as a statutory trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company and commenced operations on March 29, 2011. The Fund's investment objective is to seek to consistently realize risk-adjusted appreciation. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of alternative asset managers (the "Investment Managers") and the funds they operate. The Investment Managers with whom the Fund expects to invest generally conduct their investment programs through unregistered investment vehicles (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. For the period ended March 31, 2011, the Fund did not hold any investments in Investment Funds.

     The Fund's Board of Trustees (the "Board") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Board has engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q" or the "Adviser"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. UBS A&Q is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     The Fund is offering up to $500,000,000 of shares of beneficial interest (the "Shares") at an initial price of $1,000 per Share, for an authorized total of up to 500,000 shares. The Shares are being distributed by UBS Financial Services Inc. ("UBS Financial"), the Fund's principal underwriter, and other brokers or dealers. UBS Financial or its affiliates may pay from their own resources compensation to their financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders. Generally, the stated minimum investment is Shares with a value of at least $50,000, which minimum may be reduced in the Adviser's sole discretion, but not below $25,000.

     The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders in September 2011 and quarterly thereafter.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011

2.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     The Fund will value its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs will be used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into and out of the levels indicated above at March 31, 2011.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class. At March 31, 2011, the Fund did not hold any Level 1, 2 or 3 investment assets or liabilities.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.     PORTFOLIO VALUATION (CONTINUED)

     investments in Investment Funds will be subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds will be carried at fair value. All valuations will utilize financial information supplied by each Investment Fund and will be net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser will assess factors including, but not limited to, the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund will be accounted for at fair value as described in each Investment Fund's financial statements.

     The fair value relating to certain underlying investments of any Investment Funds, for which there is no ready market, may be estimated by the respective Investment Funds' management and may be based upon available information in the absence of readily ascertainable fair values and may not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     B.     INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund will account for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.     FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering costs; due diligence, including travel and related expenses; expenses of meetings of the Board; all costs with respect to communications to shareholders; and other types of expenses approved by the Trustees. Expenses are recorded on the accrual basis.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.     FUND EXPENSES (CONTINUED)

     Costs incurred in connection with the Fund's organization, estimated to total $114,316, will be paid by the Adviser and are not subject to reimbursement by the Fund. Offering costs, estimated to aggregate approximately $395,667, were recorded as a deferred charge until operations began and thereafter are amortized to expense over twelve months on a straight line basis as the Fund intends to have a continuous offering. If the offering period terminates earlier than expected, the remaining deferred balance will be charged to expense. As such, for the period from March 29, 2011 (commencement of operations) through March 31, 2011, $3,243 was expensed and included as offerings costs in the Statement of Operations.

     D. INCOME TAXES

     The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     The Fund will file income tax returns in the U.S. federal jurisdiction and applicable states. Management will analyze the Fund's tax positions, and will determine if a tax provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for the current tax year will be subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period from March 29, 2011 (commencement of operations) through March 31, 2011, the Fund did not incur any interest or penalties.

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PFPC Trust Company account which pays money market rates and are accounted for at cost plus accrued interest, if any. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011


3.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund's Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the "Advisory Fee"), computed and payable monthly, at an annual rate of 1.50% of the Fund's adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee accruals (as described below), if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

     The Advisory Fee is computed as of the start of business on the last business day of the period to which each Advisory Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears. There was no Advisory Fee accrued for the period from March 29, 2011 (commencement of operations) through March 31, 2011.

     In addition to the Advisory Fee paid to the Adviser, the Adviser is paid an incentive fee (the "Incentive Fee") on a quarterly basis in an amount equal to 5% of the Fund's net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including the Advisory Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a "high water mark" calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund's assets in any subsequent fiscal period. There was no Incentive Fee accrued for the period from March 29, 2011 (commencement of operations) through March 31, 2011.

     The Incentive Fee is in addition to the incentive fees payable in respect of the Investment Funds (generally approximating 20% of net profits) charged by the Investment Managers.

     The Adviser has voluntarily entered into an expense limitation agreement (the "Expense Limitation and Reimbursement Agreement") with the Fund for a three-year term beginning on March 1, 2011 and ending on February 28, 2014 (the "Limitation Period") to limit the amount of Specified Expenses (as described below) to be borne by the Fund during the Limitation Period to an amount not to exceed 1.5% per annum of the Fund's net assets (the "Expense Cap") (computed and applied on a monthly basis). "Specified Expenses" is defined to include all expenses incurred in the business

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Advisory Fee, (ii) the Incentive Fee, (iii) fees of the Investment Funds in which the Fund invests, (iv) interest payments and (v) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after the first twelve months of the Limitation Period upon appropriate notice to the Fund. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the period from March 29, 2011 (commencement of operations) to March 31, 2011, the Fund has recorded an expense reimbursement by Adviser of $31,619, of which the full amount is subject to recapture by the Adviser through February 28, 2014, the end of the Expense Limitation and Reimbursement Agreement period.

4.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby PFPC Trust provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and shareholder related services. BNY Mellon receives a monthly fee primarily based upon the average net assets of the Fund subject to a minimum monthly fee. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon. The administration fee is effective beginning on April 1, 2011.

     BNY Mellon agrees to waive certain fees under the administration, accounting and investor services agreement as follows: for the first two months of operations of the Fund, BNY Mellon will waive 100% of its minimum monthly fee (excluding out-of-pocket costs) to the extent these fees are applicable. Thereafter, BNY Mellon's minimum monthly fees shall be charged as follows: during the third calendar month of operations, the Fund will be charged and pay 10% per month of the minimum fee rate; 20% during the fourth month; 30% during the fifth month; 40% during the sixth

                                          O'CONNOR FUND OF FUNDS: MULTI-STRATEGY

                                                                  MARCH 31, 2011

4.   ADMINISTRATION AND CUSTODY FEES (CONTINUED)

     month; 50% during the seventh month; 60% during the eighth month; 70% during the ninth month; 80% during the tenth month; 90% during the eleventh month; and 100% during the twelfth month and each month thereafter. The greater of the adjusted monthly minimum fee or the corresponding asset based fee will be accrued on a monthly basis. This fee waiver agreement also goes into effect on April 1, 2011.

5.   SHARE CAPITAL AND NET ASSET VALUE

     Capital share transactions for outstanding Shares in the Fund as of March 31, 2011 are summarized as follows:



        Outstanding Shares
          March 29, 2011
         (commencement of                                Outstanding Shares  Net Asset Value
            operations)      Subscriptions  Redemptions    March 31, 2011       Per Share
        -------------------  -------------  -----------  ------------------  ----------------
  Fund              100.000     54,996.595            -          55,096.595  $         999.88


     Shares were initially capitalized at $1,000 per share on March 29, 2011.

6.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Directors and Officers of the Fund as of March 31, 2011 is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative Investments LLC ("UBS A&Q") at (888) 793-8637.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN        OTHER TRUSTEESHIPS/
                                                                                              FUND           DIRECTORSHIPS HELD BY
                                  TERM OF OFFICE                                            COMPLEX        DIRECTOR OUTSIDE  FUND
NAME, AGE, ADDRESS AND            AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       COMPLEX  DURING THE
POSITION(S) WITH FUNDS            TIME SERVED(1)               PAST 5 YEARS               DIRECTOR(2)            PAST 5 YEARS
------------------------------  ------------------  ----------------------------------  --------------  ----------------------------
                                                        INDEPENDENT TRUSTEES

George W. Gowen (81)            Term - Indefinite   Law partner of Dunnington,                 12       None
UBS  Alternative and            Length-since        Bartholow & Miller.
Quantitative Investments LLC    Commencement of
677 Washington Boulevard        Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)          Term - Indefinite   Professor of Financial Accounting          12       None
UBS Alternative and             Length- since       of the Graduate School of
Quantitative Investments LLC    Commencement of     Business, Columbia University.
677 Washington Boulevard        Operations
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)          Term - Indefinite   General Partner of Sienna                  12       Director of:  Modus  Link,
UBS Alternative and             Length- since       Ventures; General Partner of Blue                   Inc.; Excelsior  Absolute
Quantitative Investments LLC    Commencement of     Rock Capital.                                       Return Fund of  Funds,
677 Washington Boulevard        Operations                                                              L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                             Investors, L.L.C.;
Director                                                                                                Excelsior LaSalle  Property
                                                                                                        Fund, Inc;  UST Global
                                                                                                        Private Markets  Fund,
                                                                                                        L.L.C.

                                                        INTERESTED TRUSTEES

Meyer Feldberg (69)(3)          Term - Indefinite   Dean Emeritus and Professor of             59       Director of:  Primedia,
UBS Alternative and             Length-since        Management of the Graduate School                   Inc.; Macy's, Inc.;  Revlon,
Quantitative Investments LLC    Commencement of     of Business, Columbia University;                   Inc.; NYC  Ballet; SAPPI
677 Washington Boulevard        Operations          Senior Advisor for Morgan Stanley.                  Ltd. Advisory  Director of
Stamford, Connecticut 06901                                                                             Welsh Carson Anderson &
Director                                                                                                Stowe.

                                                  OFFICER(S) WHO ARE NOT TRUSTEES

William J. Ferri (45)           Term - Indefinite   Global Head of UBS Alternative and        N/A                   N/A
UBS Alternative and             Length- since       Quantitative Investments LLC since
Quantitative Investments LLC    Commencement of     June 2010. Prior to serving in
677 Washington Boulevard        Operations          this role, he was Deputy Global
Stamford, Connecticut 06901                         Head of UBS Alternative and
Principal Executive Officer                         Quantitative Investments LLC.

Robert F. Aufenanger (57)       Term - Indefinite   Executive Director of UBS                 N/A                   N/A
UBS Alternative and             Length- since       Alternative and Quantitative
Quantitative Investments LLC    Commencement of     Investments LLC since October
677 Washington Boulevard        Operations          2010. Prior to October 2010,
Stamford, Connecticut 06901                         Executive Director of UBS
Principal Accounting Officer                        Alternative Investments US from
                                                    April 2007 to October 2010. Prior
                                                    to April 2007, Chief Financial
                                                    Officer and Senior Vice President
                                                    of Alternative Investments Group
                                                    of U.S. Trust Corporation from
                                                    2003 to 2007.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN        OTHER TRUSTEESHIPS/
                                                                                              FUND           DIRECTORSHIPS HELD BY
                                  TERM OF OFFICE                                            COMPLEX        DIRECTOR OUTSIDE  FUND
NAME, AGE, ADDRESS AND            AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY       COMPLEX  DURING THE
POSITION(S) WITH FUNDS            TIME SERVED(1)               PAST 5 YEARS               DIRECTOR(2)            PAST 5 YEARS
------------------------------  ------------------  ----------------------------------  --------------  ----------------------------
Frank S. Pluchino (51)          Term - Indefinite   Executive Director of UBS                 N/A                     N/A
UBS Alternative and             Length- since       Alternative and Quantitative
Quantitative Investments LLC    Commencement of     Investments LLC since October
677 Washington Boulevard        Operations          2010. Prior to October 2010,
Stamford, Connecticut 06901                         Executive Director of Compliance
Chief Compliance Officer                            of UBS Financial Services Inc.
                                                    from 2003 to 2010 and Deputy
                                                    Director of Compliance of UBS
                                                    Financial Services of Puerto Rico
                                                    Inc. from October 2006 to October
                                                    2010.

----------
(1)  The Fund commenced operations on March 29, 2011.

(2) Of the 59 funds/portfolios in the complex, 48 are advised by an affiliate of UBS Financial Services Inc. ("UBSFS") and 12 comprise the UBS A&Q Family of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $50,000.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2)  There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,016,746 for 2011 and $389,728 for 2010.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                                     UBSAQ
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBSAQ votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these
Proxy-Voting Policies and Procedures (these "Policies and Procedures").   The
Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

   - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

   - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

   - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

   - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

If it is determined that a conflict of interest is not material, the Adviser may
vote proxies notwithstanding the existence of the conflict.   The Adviser shall
maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

   - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

   - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

   - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

   - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

   -  A copy of the Adviser's current Proxy-Voting Policies and Procedures;

   -  A record  of each vote cast by the Adviser on behalf of the Fund(s);

   - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

   - A copy of any document relating to the identification and resolution of conflicts of interest;

   - A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

   - A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    O'CONNOR FUND OF FUNDS:  MULTI-STRATEGY
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team that is responsible for the day-to-day management of the Fund's portfolio. The members of the portfolio management team are Bruce Almicke, Americo Nardis and Norman E. Sienko, Jr. (each, a "Portfolio Manager" and together, the "Portfolio Managers"). The portfolio management team is responsible for the selection and allocation of the Fund's investments.

Mr. Amlicke has served as a Portfolio Manager of the Fund since its inception. He is a Managing Director and the Co-Chief Investment Officer and Head of the Adviser's Alternative Investment Solutions group. Prior to re-joining UBS in 2010, Mr. Amlicke served as Chief Investment Officer of Blackstone Alternative Asset Management and Senior Managing Director of The Blackstone Group LP. Prior to that, Mr. Amlicke was Chief Investment Officer of the O'Connor Multi-Manager Program, which became the Adviser in March 2004, from 2003 to 2004. Mr. Nardis has been a Portfolio Manager of the Fund since its inception. He is a Managing Director and the Co-Chief Investment Officer of the Adviser's Alternative Investment Solutions group. From 1998 to 2001, Mr. Nardis worked in the Manager Research Department at Tremont Advisers, Inc. as a Primary Specialist in Long/Short Equity. Mr. Sienko has served as a Portfolio Manager of the Fund since inception. He served as head of UBS Alternative Investments US' portfolio management group from 1998 to 2010, prior to joining the Adviser. He is also currently an Executive Director and a Senior Investment Officer of the Adviser.

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. A potential conflict of interest may also arise if the Adviser receives a performance-based advisory fee from one account but not another because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at the Adviser periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by the Adviser or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of the Adviser. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of the

Adviser; the overall performance of UBS AG; the profitability to the Adviser derived from the management of the Fund and the other accounts managed by the Adviser; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Adviser; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

  REGISTERED INVESTMENT
       COMPANIES                   POOLED ACCOUNTS             OTHER ACCOUNTS
 Number of                     Number of                    Number of
Accounts(1)  Assets Managed   Accounts(2)  Assets Managed   Accounts   Assets Managed

     6       $ 1,535,479,324       5       $   393,353,978      0            N/A

BRUCE AMLICKE

  REGISTERED INVESTMENT
       COMPANIES                   POOLED ACCOUNTS             OTHER ACCOUNTS

 Number of                    Number of                    Number of
Accounts(1)  Assets Managed  Accounts(3)  Assets Managed   Accounts   Assets Managed
     0             N/A            32      $18,903,607,196      4      $ 4,570,145,633

AMERICO NARDIS

  REGISTERED INVESTMENT
       COMPANIES                   POOLED ACCOUNTS             OTHER ACCOUNTS

 Number of                    Number of                     Number of
Accounts(1)  Assets Managed  Accounts(3)  Assets Managed   Accounts(4)  Assets Managed
     0             N/A            32      $18,903,607,196       4       $ 4,570,145,633

---------
(1) Of these accounts, 3 accounts with total assets of approximately $514,460,121 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $120,061,157 charge performance-based advisory fees.

(3) Of these accounts, 20 accounts with total assets of approximately $17,770,057,882 charge performance-based advisory fees.

(4) Of these accounts, 1 accounts with total assets of approximately $150,150,000 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the stockholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) O'Connor Fund of Funds: Multi-Strategy

By (Signature and Title)* /s/William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

By (Signature and Title)* /s/Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

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*    Print the name and title of each signing officer under his or her signature.